Debt - Schedule of Long-Term Loans (Details) (Parenthetical)		Jan. 19, 2020 USD ($)	Dec. 13, 2017 USD ($)	Jun. 26, 2017 USD ($)	Feb. 14, 2017 USD ($)	Mar. 31, 2020 USD ($)		Jan. 19, 2020 CNY (¥)	Sep. 30, 2019 USD ($)		Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)		Dec. 13, 2017 CNY (¥)	Jun. 26, 2017 CNY (¥)	Feb. 14, 2017 CNY (¥)
Long term borrowings						$ 3,284,749			$ 3,222,056			$ 3,348,816
Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings						2,115,781	[1]		2,101,341	[1]		2,184,010	[2]
Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings						1,128,416	[3]		1,120,715	[3]		$ 1,164,806	[4]
WeBank Co., Ltd. [Member]
Long term borrowings	[5]					$ 40,552
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings			$ 2,200,000		$ 2,200,000
Debt maturity date, description			As working capital for three years.		As working capital for three years.
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Long term borrowings									$ 700,447
Loans payable			$ 700,000		$ 700,000
Debt maturity date			Feb. 13, 2020		Feb. 13, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable			$ 1,500,000		$ 1,500,000
Debt maturity date			Dec. 12, 2020		Dec. 12, 2020
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Minimum [Member]
Interest rate			2.00%		2.00%									2.00%		2.00%
Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Maximum [Member]
Interest rate			4.00%		4.00%									4.00%		4.00%
Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings				$ 1,100,000
Debt maturity date, description				As working capital for three years, with maturity date on June 25, 2020.
Interest rate				3.80%											3.80%
Debt maturity date				Jun. 25, 2020
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Long term borrowings		$ 40,552
Debt maturity date, description		As working capital for two years, with maturity date on January 30, 2022.
Interest rate		0.05%						0.05%
Debt maturity date		Jan. 30, 2022
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member]
Long term borrowings | ¥														¥ 15,000,000		¥ 15,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on February 13, 2020 [Member]
Long term borrowings | ¥											¥ 5,000,000
Loans payable | ¥														5,000,000		5,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an Investment Holding Co., Ltd. [Member] | Mature on December 12, 2020 [Member]
Loans payable | ¥														¥ 10,000,000		¥ 10,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an High-Tech Emerging Industry Investment Fund Partnership [Member]
Long term borrowings | ¥															¥ 8,000,000
RMB [Member] | Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Long term borrowings | ¥								¥ 287,500

[1]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collateral to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[2]	On February 14, 2017 and on December 13, 2017, the Company's VIE, Xi'an App-Chem entered into loan agreements with third-party Xi'an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest are ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem and his personal bank savings as collaterals to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.
[3]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government .
[4]	On June 26, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with third-party Xi'an High-tech Emerging Industries Investment Fund Partnership (the "Lender") to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company's controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi'an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company is now negotiating with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government.
[5]	On January 19, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB287,500 (equivalent to US$40,552) as working capital for two years, with maturity date on January 30, 2022 and a daily interest rate of 0.05%.